Pension and other post-retirement benefits - PBO/ABO/Fair value (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
PBO	SFr 15,432	SFr 15,885	SFr 15,885
ABO	14,534	14,841
Switzerland | Defined benefit pension plans | PBO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	0	0
ABO	0	0
Fair value of plan assets	0	0
Switzerland | Defined benefit pension plans | ABO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	0	0
ABO	0	0
Fair value of plan assets	0	0
International | Defined benefit pension plans
Defined benefit plan, Disclosure
PBO	2,951	3,390	3,337
ABO	2,921	3,351
International | Defined benefit pension plans | PBO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,336	1,464
ABO	1,312	1,433
Fair value of plan assets	989	1,104
International | Defined benefit pension plans | ABO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,325	1,447
ABO	1,304	1,420
Fair value of plan assets	978	1,088
International | Other post-retirement defined benefit plans
Defined benefit plan, Disclosure
PBO	160	173	184
ABO	160	173
Bank | International | Defined benefit pension plans
Defined benefit plan, Disclosure
PBO	2,951	3,390	3,337
ABO	2,921	3,351
Bank | International | Defined benefit pension plans | PBO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,336	1,464
ABO	1,312	1,433
Fair value of plan assets	989	1,104
Bank | International | Defined benefit pension plans | ABO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,325	1,447
ABO	1,304	1,420
Fair value of plan assets	978	1,088
Bank | International | Other post-retirement defined benefit plans
Defined benefit plan, Disclosure
PBO	160	173	SFr 184
ABO	SFr 160	SFr 173